Exhibit 99.5

July 27, 2021

Due Diligence Narrative Report for:

BRAVO 2021-NQM2

Residential RealEstate Review Management Inc.
3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com
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TABLE OF CONTENTS

Contact Information	3

Overview	4

Scope	4

Summary of Results	4-5

Residential RealEstate Review Management Inc.
3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com
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Client Services Management

➢	Gerald French Jr.

Senior Vice President

801-594-6001

Jerry.French@rrrmg.com

➢	Sioux Johnstone

Vice President

801-293-3826

Sioux.Johnstone@rrrmg.com

Residential RealEstate Review Management Inc.
3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com
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OVERVIEW

In April 2021, Credit Suisse (“CS”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of 568 mortgage loans. The Due Diligence for these loans took place in April 2021. The review consisted of:

REVIEW TYPE	#FILES
Pay History Review	122
Servicer Comment History Review	103
Title/Tax/Lien Review	568

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

PAY HISTORY REVIEW

RRRM reviewed up to 36 months of cash flow history to capture the posted monthly P & I payments and due dates at each month end.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed the servicer comment history to summarize servicing activity included in the notes such as borrower contact, loss mitigation activity (modifications, short sales, repayment plans etc.), foreclosure/bankruptcy activity and/or potential adverse title or property conditions.

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

  Address Variation
  Applicant in Title
  No Open Mortgage
  Delinquent/Unpaid Taxes
  Other Priority Liens
  HOA/Muni Liens
  Federal/State Tax Liens
  Whether subject mortgage was in 1st Lien Position
  Whether Subject mortgage has been foreclosed
  Potential Assignment Chain issues
  Whether mortgage was in a Super Lien State

Residential RealEstate Review Management Inc.
3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com
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Summary of Results

PAY HISTORY REVIEW

RRRM reviewed 122 mortgage loans to capture the posted payment data and reported it to our client in the “BRAVO 2021-NQM2 CASHFLOW R 07262021.xlsx” file. In the case of 19 loans, RRRM completed a gap review, and was not asked to verify payment information through 3/31/2021.

The results of this review are:

  Per MBA methodology, 36 loans were current and 67 loans were delinquent 30 days or more as of 3/31/2021.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed 103 loans and reported any pertinent information based on comment history in “BRAVO 2021-NQM2 CH REVIEW R 07262021.xlsx”.

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 568 mortgage loans, encumbering 898 real properties, and reported to our client in “BRAVO 2021-NQM2 Title Review R_07262021.xlsx” the following potential exceptions:

•	73 properties had address variations
•	573 properties showed applicant was not on title
•	0 properties showed no mortgage found
•	70 properties had delinquent or unpaid taxes
•	20 properties had liens other than HOA or municipal prior to mortgage
•	83 properties had municipal liens
•	0 properties had HOA liens
•	10 properties had federal tax liens
•	4 properties had state tax liens
•	99 properties showed mortgage not found in first lien position
•	0 properties showed mortgage as being foreclosed
•	3 properties had potential assignment chain issues
•	605 properties in a super lien state

Residential RealEstate Review Management Inc.
3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com
LEGAL02/40066985v3